Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Jul. 03, 2018
Balance, amount at Jul. 03, 2018	$ 0	$ 0	$ 0	$ 0
Issued to common stock, shares		1,843,000
Issued to common stock, amount	37,974	$ 184	37,790	0
Net profit (loss)	(2,371)	$ 0	0	(2,371)
Balance, shares at Dec. 31, 2018		1,843,000
Balance, amount at Dec. 31, 2018	35,603	$ 184	37,790	(2,371)
Balance, shares at Apr. 10, 2019		8,000,000
Balance, amount at Apr. 10, 2019	1,282	$ 800	482	0
Net profit (loss)	(8,000)	$ 0	0	(8,000)
Effect of acquisition on September 27, 2019, shares		2,220,830
Effect of acquisition on September 27, 2019, amount	42,766	$ 222	42,544	0
Balance, shares at Dec. 31, 2019		10,220,830
Balance, amount at Dec. 31, 2019	36,048	$ 1,022	43,026	(8,000)
Net profit (loss)	(55,280)	$ 0	0	(55,280)
Balance, shares at Sep. 30, 2020		10,220,830
Balance, amount at Sep. 30, 2020	$ (19,232)	$ 1,022	$ 43,026	$ (63,280)